Schedule of Warrants Activity (Details) - ABG Warrants [Member] - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, unvested outstanding, at end of year	21,989,844
Number of Shares, vested outstanding, at end of year
Weighted Average Exercise Price, outstanding, at beginning of year	$ 0.63
Number of Shares, unvested issued		21,989,844
Number of Shares, vested issued
Weighted Average Exercise Price, Issued		$ 0.63
Weighted Average Remaining Contractual Life, Outstanding at ending of year	8 years 5 months 15 days	9 years 5 months 15 days
Number of Shares, unvested vested	(2,198,985)
Number of Shares, vested	2,198,985
Weighted Average Exercise Price, Forfeited	$ 0.63
Number of Shares, unvested outstanding, at end of year	19,790,859	21,989,844
Number of Shares, vested outstanding, at end of year	2,198,985
[custom:ShareBasedCompensationArrangementByShareBasedPaymentAwardNonOptionEquityInstrumentsWeightedAverageExercisePriceOutstanding-2]	$ 0.63	$ 0.63